Item 1. Schedule of Investments

T. ROWE PRICE SMALL-CAP STOCK FUND
(Unaudited)	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 92.4%

CONSUMER DISCRETIONARY 12.4%
Auto Components 0.7%
Keystone Automotive *	640,300	18,447
Strattec Security *†	190,600	9,883
TRW *	710,600	20,849
		49,179
Automobiles 0.0%
Winnebago	40,000	1,159
		1,159
Diversified Consumer Services 1.2%
Corinthian Colleges *	1,450,000	19,242
Education Management *	363,600	11,722
Matthews International, Class A	1,444,600	54,591
		85,555
Hotels, Restaurants & Leisure 2.9%
Applebee's	964,612	19,958
BJ's Restaurants *	756,300	15,451
CEC Entertainment *	464,000	14,737
Panera Bread, Class A *	550,000	28,149
PF Chang's China Bistro *	420,000	18,829
Red Robin Gourmet Burgers *	477,500	21,889
Ruby Tuesday	400,800	8,721
Sonic *	1,317,750	36,040
Texas Roadhouse, Class A *	170,000	2,533
The Cheesecake Factory *	1,296,000	40,487
		206,794
Household Durables 0.7%
Jarden *	1,305,000	53,596
		53,596
Internet & Catalog Retail 0.4%
J. Jill Group *†	1,298,100	20,536
priceline.com *	570,000	11,012
		31,548
Leisure Equipment & Products 1.3%
Brunswick	1,220,200	46,038
MarineMax *	672,000	17,129
Polaris Industries	80,000	3,964
SCP Pool	775,537	27,090
		94,221
Media 1.2%
Emmis Communications *	644,300	14,233
Entercom Communications *	458,500	14,484
Getty Images *	81,000	6,969
Scholastic *	1,353,800	50,037
Young Broadcasting *	430,700	1,503
		87,226
Multiline Retail 0.1%
Big Lots *	795,000	8,737
		8,737
Specialty Retail 3.0%
AC Moore Arts & Crafts *	313,800	6,019
AnnTaylor Stores *	2,162,500	57,414
Christopher & Banks	923,950	12,815
DSW, Class A *	500,000	10,600
Gymboree *	1,320,000	18,005
Hot Topic *	1,695,000	26,035
Linens 'n Things *	673,900	17,993
Monro Muffler Brake †	825,000	21,673
Pantry *	476,400	17,803
Select Comfort *	725,000	14,485
The Finish Line, Class A	450,000	6,566
Zumiez *	243,300	7,939
		217,347
Textiles, Apparel, & Luxury Goods 0.9%
Columbia Sportswear *	547,000	25,381
Culp *	209,900	982
Warnaco Group *	1,700,000	37,247
		63,610
Total Consumer Discretionary		898,972

CONSUMER STAPLES 1.6%
Food & Staples Retailing 1.4%
Casey's General Stores	1,973,000	45,774
Performance Food Group *	1,271,700	40,135
Wild Oats Markets *	881,900	11,341
		97,250
Food Products 0.1%
ADM Cranberry *‡	164	53
American Italian Pasta, Class A	374,000	3,987
Makepeace	164	1,312
Seneca Foods, Class A *	187,600	3,452
Seneca Foods, Class B *	72,000	1,332
		10,136
Personal Products 0.1%
Chattem *	243,000	8,626
		8,626
Total Consumer Staples		116,012

ENERGY 7.0%
Energy Equipment & Services 5.0%
FMC Technologies *	1,749,900	73,688
Grant Prideco *	3,274,350	133,102
Hanover Compressor *	1,625,000	22,523
Hydril *	373,300	25,623
Key Energy Services *	376,300	5,550
Lone Star Technologies *	405,700	22,553
Seacor Holdings *	899,500	65,286
Superior Well Services *	86,000	1,987
W-H Energy Services *	473,900	15,364
		365,676
Oil, Gas & Consumable Fuels 2.0%
Bill Barrett *	1,363,000	50,185
Forest Oil *	1,575,100	82,063
Noble Energy	258,800	12,138
		144,386
Total Energy		510,062

FINANCIALS 16.6%
Capital Markets 1.3%
Affiliated Managers Group *	550,000	39,831
Investors Financial Services	751,000	24,708
Piper Jaffray *†	992,500	29,636
		94,175
Commercial Banks 5.8%
Amegy Bancorp	2,397,000	54,244
Boston Private Financial	675,400	17,925
Cascade Bancorp	775,000	16,190
Chittenden	2,010,187	53,290
Citizens Banking	1,647,500	46,789
Glacier Bancorp	1,138,420	35,143
Pinnacle Financial Partners *	358,200	9,019
Provident Bankshares	952,078	33,113
Sandy Spring Bancorp	670,000	22,579
Signature Bank *	593,000	16,005
Texas Capital Bancshares *	820,100	17,345
Valley National Bancorp	1,519,344	34,793
WestAmerica	1,190,000	61,464
		417,899
Consumer Finance 0.2%
First Marblehead	575,000	14,605
		14,605
Insurance 4.9%
Aspen Insurance Holdings	1,310,000	38,711
Assured Guaranty	1,910,000	45,706
Bristol West Holdings	1,046,000	19,090
Horace Mann Educators	1,729,100	34,202
Infinity Property & Casualty	998,900	35,051
Markel *	111,500	36,851
National Financial Partners	338,000	15,257
Ohio Casualty	2,495,700	67,683
PartnerRe	525,000	33,626
Selective Insurance	614,000	30,025
W. R. Berkley	75,000	2,961
		359,163
Real Estate 2.8%
Arden Realty, REIT	739,200	30,433
EastGroup Properties, REIT	887,600	38,832
Equity Lifestyle Properties, REIT	315,000	14,175
Essex Property Trust, REIT	100,000	9,000
Gables Residential Trust, REIT	792,600	34,597
LaSalle Hotel Properties, REIT	495,400	17,067
Parkway Properties, REIT	399,700	18,754
Reckson Associates Realty, REIT	265,900	9,187
Washington SBI, REIT	971,300	30,217
		202,262
Thrifts & Mortgage Finance 1.6%
First Niagra Financial	1,700,200	24,551
Harbor Florida Bancshares †	1,357,300	49,229
Newalliance Bancshares	2,200,000	32,208
Triad Guaranty *	290,000	11,374
		117,362
Total Financials		1,205,466

HEALTH CARE 13.6%
Biotechnology 3.8%
Abgenix *	96,000	1,217
Alexion Pharmaceutical *	375,000	10,380
Alkermes *	938,700	15,770
Amylin Pharmaceuticals *	640,000	22,266
Anadys Pharmaceuticals *	440,000	4,695
Cephalon *	353,517	16,410
Cubist Pharmaceuticals *	947,200	20,403
CV Therapeutics *	104,300	2,790
Cytogen *	260,000	1,050
Cytokinetics *	300,000	2,442
deCode genetics *	596,703	5,006
Exelixis *	845,000	6,481
Incyte Genomics *	400,000	1,880
InterMune *	1,050,000	17,378
Martek Biosciences *	700,800	24,619
Memory Pharmaceuticals *	366,000	992
Myogen *	180,700	4,246
Myriad Genetics *	1,000,000	21,860
Nektar Therapeutics *	175,100	2,968
Neurocrine Biosciences *	437,500	21,521
NPS Pharmaceuticals *	322,400	3,259
ONYX Pharmaceuticals *	300,000	7,494
Rigel Pharmaceuticals *	550,000	13,074
Tercica *	250,000	2,820
Theravance *	129,800	2,731
Trimeris *	500,000	7,670
Vertex Pharmaceuticals *	1,500,000	33,525
		274,947
Health Care Equipment & Supplies 4.6%
Advanced Neuromodulation Systems *†	1,095,000	51,969
Analogic	434,500	21,903
DJ Orthopedics *	773,000	22,371
Edwards Lifesciences *	589,900	26,197
Greatbatch *	487,300	13,372
Integra LifeSciences *	1,251,000	47,863
NuVasive *	550,000	10,307
ResMed *	1,135,000	90,403
Steris	1,000,100	23,792
Thoratec *	725,000	12,876
Wright Medical Group *	550,000	13,574
		334,627
Health Care Providers & Services 4.5%
Henry Schein *	1,294,400	55,167
LabOne *	350,000	15,225
Lifeline Systems *†	696,420	23,281
LifePoint Hospitals *	125,000	5,466
Odyssey Healthcare *	548,200	9,303
Sunrise Senior Living *†	1,369,100	91,374
Symbion *	899,000	23,257
United Surgical Partners International *	1,627,500	63,652
VistaCare, Class A *	500,000	7,235
WellChoice *	425,000	32,258
		326,218
Pharmaceuticals 0.7%
Atherogenics *	950,000	15,228
Inspire Pharmaceuticals *	1,220,000	9,272
Medicines Company *	600,000	13,806
Noven Pharmaceuticals *	986,300	13,808
		52,114
Total Health Care		987,906

INDUSTRIALS & BUSINESS SERVICES 14.6%
Aerospace & Defense 1.2%
Argon *	178,101	5,225
Armor Holdings *	1,502,300	64,614
Mercury Computer Systems *	483,300	12,687
Moog, Class A *	250,000	7,380
		89,906
Air Freight & Logistics 1.2%
EGL *	1,222,300	33,185
Pacer International	495,000	13,048
Ryder System	280,000	9,582
UTi Worldwide	367,600	28,563
		84,378
Airlines 0.1%
Frontier Airlines *	710,000	6,944
Midwest Express Holdings *	555,600	1,183
		8,127
Building Products 0.2%
Quixote	230,682	4,935
Trex *	540,800	12,979
		17,914
Commercial Services & Supplies 4.8%
Angelica †	700,000	12,495
Consolidated Graphics *†	1,001,900	43,132
G & K Services, Class A	962,700	37,921
Herman Miller	1,640,700	49,713
Intersections *	44,427	531
Kforce *	1,311,200	13,505
LECG *	956,100	21,990
Pike Electric *	698,000	13,074
Resources Global Professionals *	1,520,000	45,038
Ritchie Bros Auctioneers	729,500	32,091
Synagro Technologies	2,300,000	10,810
Tetra Tech *	1,464,262	24,629
Waste Connections *	850,000	29,818
West Corporation *	301,908	11,288
		346,035
Construction & Engineering 0.2%
Insituform Technologies *	698,100	12,070
		12,070
Electrical Equipment 1.4%
A.O. Smith	1,745,700	49,752
Artesyn Technologies *	1,200,000	11,160
Baldor Electric	1,474,900	37,389
Woodward Governor	89,700	7,629
		105,930
Machinery 4.3%
3-D Systems *	186,900	4,155
Accuride *	1,138,300	15,720
Actuant, Class A	918,260	42,974
Cascade	497,900	24,248
Graco	1,020,000	34,965
Harsco	1,159,600	76,035
IDEX	406,950	17,316
Lindsay Manufacturing †	1,062,200	23,379
RBC Bearings *	408,000	6,508
Toro	1,790,000	65,800
		311,100
Road & Rail 0.8%
Genesee & Wyoming, Class A *	200,000	6,340
Heartland Express	800,086	16,274
Knight Transportation	1,357,200	33,061
		55,675
Trading Companies & Distributors 0.4%
Electro Rent *	564,300	7,099
Interline Brands *	1,145,000	24,056
		31,155
Total Industrials & Business Services		1,062,290

INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.2%
ADTRAN	1,250,000	39,375
Belden CDT	1,245,000	24,190
F5 Networks *	220,000	9,563
Packeteer *	477,500	5,993
Riverstone Networks *	1,750,000	1,208
Tekelec *	416,700	8,730
		89,059
Computers & Peripherals 0.7%
Emulex *	1,050,000	21,221
Gateway *	7,200,000	19,440
Synaptics *	544,000	10,227
		50,888
Electronic Equipment & Instruments 2.7%
Applied Films *	78,800	1,655
Cogent *	312,000	7,410
DTS *	575,000	9,683
Global Imaging Systems *	861,400	29,331
KEMET *	1,845,000	15,461
Littelfuse *	838,801	23,595
Methode Electronics	1,254,700	14,454
National Instruments	600,000	14,784
Newport *	789,600	10,999
Orbotech *	675,000	16,889
Plexus *	1,898,600	32,447
Scansource *	138,800	6,765
Woodhead Industries †	805,300	11,057
		194,530
Internet Software & Services 0.7%
Digital Insight *	920,000	23,975
Digital River *	331,400	11,549
Digitas *	598,600	6,800
MatrixOne *	1,603,700	8,436
		50,760
IT Services 3.7%
BISYS Group *	1,094,000	14,692
CACI International, Class A *	720,800	43,681
Global Payments	868,000	67,461
Heartland Payment Systems *	130,200	3,107
Iron Mountain *	1,372,737	50,379
Maximus	1,058,300	37,834
MPS Group *	2,646,800	31,232
RightNow Technologies *	1,284,000	18,901
		267,287
Semiconductor & Semiconductor Equipment 4.4%
AMIS Holdings *	700,000	8,302
Atheros Communications *	364,000	3,553
ATMI *	348,500	10,804
Brooks-Pri Automation *	1,145,000	15,263
Cabot Microelectronics *	544,000	15,983
Credence Systems *	1,450,000	11,571
Cymer *	1,350,000	42,282
Cypress Semiconductor *	400,000	6,020
Entegris *	3,602,372	40,707
Exar *	1,163,000	16,305
FEI *	775,000	14,919
Lattice Semiconductor *	2,268,800	9,710
Microsemi *	215,000	5,491
MKS Instruments *	1,556,200	26,813
PDF Solutions *	1,073,800	17,825
Power Integrations *	795,000	17,291
Semtech *	1,764,000	29,053
Silicon Laboratories *	700,000	21,273
Virage Logic *	400,000	3,100
		316,265
Software 6.0%
Altiris *	980,000	14,984
Blackbaud	117,045	1,658
Catapult Communications *	468,600	8,594
CCC Information Services *	775,000	20,251
FactSet Research Systems	1,284,300	45,259
FileNet *	1,546,400	43,144
Hyperion Solutions *	500,000	24,325
Internet Security Systems *	901,400	21,643
Jack Henry & Associates	2,970,100	57,620
Kronos *	950,000	42,408
Mercury Interactive *	279,300	11,060
Motive *	851,000	5,395
NetIQ *	1,371,400	16,786
Open Solutions *	476,800	10,404
Progress Software *	900,000	28,593
Quest Software *	1,515,500	22,839
Red Hat *	856,700	18,153
RSA Security *	1,377,200	17,504
SPSS *	536,400	12,874
Verity *	1,250,000	13,275
		436,769
Total Information Technology		1,405,558

MATERIALS 4.5%
Chemicals 3.1%
Airgas	2,875,000	85,186
Arch Chemicals †	1,198,100	27,856
Ferro	1,785,000	32,701
MacDermid	725,000	19,039
Material Sciences *	691,100	10,415
Minerals Technologies	650,400	37,209
Symyx Technologies *	575,000	15,019
		227,425
Containers & Packaging 0.2%
Chesapeake Corp.	710,000	13,057
Smurfit-Stone Container *	191,100	1,980
		15,037
Metals & Mining 1.0%
Adrian Steel †	13,000	4,745
Coal Creek	9,295	2,556
Gibraltar Industries	559,800	12,803
Lihir Gold (AUD) *	7,971,900	11,698
Meridian Gold *	1,700,000	37,247
		69,049
Paper & Forest Products 0.2%
Buckeye Technologies *	1,755,100	14,251
		14,251
Total Materials		325,762

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Premiere Global Services *	500,000	4,090
		4,090
Wireless Telecommunication Services 0.5%
American Tower Systems, Class A *	1,274,450	31,797
SBA Communications *	400,000	6,180
		37,977
Total Telecommunication Services		42,067

TRUSTS & MUTUAL FUNDS 0.6%
Trusts & Mutual Funds 0.6%
Ishares Russell 2000	600,000	39,834
Total Trusts & Mutual Funds		39,834

UTILITIES 1.5%
Electric Utilities 1.0%
Cleco	817,200	19,270
El Paso Electric *	701,200	14,620
Unisource Energy	1,200,000	39,888
		73,778
Gas Utilities 0.2%
Southwest Gas	615,700	16,864
		16,864
Independent Power Producers & Energy Traders 0.3%
Black Hills	400,000	17,348
		17,348
Total Utilities		107,990
Total Common Stocks (Cost $4,961,123)		6,701,919

SHORT-TERM INVESTMENTS 7.5%
Money Market Fund 7.4%
T. Rowe Price Reserve Investment Fund, 3.79% #†	537,844,789	537,845
		537,845
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.20%, 10/13/05 ++	7,500,000	7,492
		7,492
Total Short-Term Investments (Cost $545,337)		545,337

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		1,111
Total Futures Contracts		1,111

Total Investments in Securities
99.9% of Net Assets (Cost $5,506,460)		$7,248,367

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
AUD	Australian dollar
REIT	Real Estate Investment Trust

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
Adrian Steel	$-	$-	$39	$4,745	$5,291
Advanced
Neuromodulation
Systems	18,878	3,457	-	51,969	*
Angelica	20,446	-	206	12,495	-
Arch Chemicals	-	-	719	27,856	34,481
Armor Holdings	-	-	-	**	70,638
Belden CDT	-	-	-	**	44,428
Consolidated
Graphics	-	-	-	43,132	45,987
Harbor Florida
Bancshares	47,724	-	342	49,229	-
Horace Mann
Educators	-	-	-	**	32,991
Ionics	-	23,819	-	-	49,841
J. Jill Group	5,809	-	-	20,536	*
Kronos	-	-	-	**	67,747
Lifeline Systems	783	-	-	23,281	17,187
Lindsay
Manufacturing	-	-	181	23,379	27,490
Monro Muffler
Brake	-	-	41	21,673	20,872
Parkway Properties,
REIT	-	-	-	**	20,285
Piper Jaffray	-	-	-	29,636	47,590
Resources
Connection	-	-	-	**	58,845
Strattec Security	-	-	-	9,883	11,935
Sunrise Senior
Living	-	-	-	91,374	63,471
Woodhead
Industries	-	2,919	278	11,057	15,394
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	13,120	537,845	595,923
Totals			$14,926	$958,090	$ 1,230,396

‡	Includes dividend income of $14,926 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2004.
**	The issuer was not considered an affiliated company at September 30, 2005.
¤	Purchase and sale information not shown for cash management funds.

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 463 Russell 2000 contracts,
$6,590 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	$155,591	$(1,323)
Net payments (receipts) of variation
margin to date			2,434
Variation margin receivable (payable)
on open futures contracts			$1,111

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $53 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ADM Cranberry	6/30/00	$0
Totals		$0

The fund has registration rights for certain restricted securities held as of
September 30, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
(Unaudited)	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $5,506,460,000. Net unrealized gain aggregated $1,739,473,000 at period-end, of which $2,036,859,000 related to appreciated investments and $297,386,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized gain on all affiliated companies was $27,753,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005